Financial Assets - Summary of Securities at Fair Value through Profit or Loss (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		¥ 223,790	¥ 206,771
Fair value [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	[1]	223,790	206,771
Fair value [member] | Debt securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		191,529	143,057
Fair value [member] | Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		36,455	29,934
Fair value [member] | Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		21	23
Fair value [member] | Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		293	273
Fair value [member] | Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		154,760	112,827
Fair value [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		1,805	1,393
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		9,622	7,989
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		152,347	90,425
Fair value [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	[2]	27,755	43,250
Fair value [member] | Equity securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		32,261	63,714
Fair value [member] | Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		16,901	45,817
Fair value [member] | Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		637	736
Fair value [member] | Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		4,233	4,849
Fair value [member] | Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		10,490	12,312
Fair value [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		13,444	17,794
Fair value [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		265	271
Fair value [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		¥ 18,552	¥ 45,649

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.
[2]	Other debt securities at fair value through profit or loss mainly include interbank negotiable certificates of deposit.